WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.8%
	ARGENTINA — 2.0%
256,991	MercadoLibre, Inc.*	$325,833,749
	AUSTRALIA — 3.6%
2,871,149	Atlassian Corp. - Class A*	578,565,235
	BERMUDA — 3.0%
6,114,026	Arch Capital Group Ltd.*	487,349,012
	CANADA — 9.9%
11,911,130	Canadian Pacific Kansas City Ltd.	886,307,183
2,726,446	Thomson Reuters Corp.	333,524,455
2,757,896	Waste Connections, Inc.	370,385,433
		1,590,217,071
	DENMARK — 8.3%
2,258,233	DSV A/S	422,228,270
10,015,864	Novo Nordisk A.S. - Class B	914,198,714
		1,336,426,984
	FRANCE — 6.2%
596,354	LVMH Moet Hennessy Louis Vuitton S.E.	451,662,972
3,335,103	Schneider Electric S.E.	553,488,180
		1,005,151,152
	INDIA — 2.8%
19,497,975	ICICI Bank Ltd. - ADR	450,793,182
	IRELAND — 15.5%
1,244,634	Accenture PLC - Class A	382,239,548
1,908,060	Aon PLC - Class A	618,631,213
10,253,147	Experian PLC	336,642,491
2,888,251	ICON PLC*	711,231,809
2,045,252	STERIS PLC	448,769,194
		2,497,514,255
	ITALY — 4.3%
2,335,283	Ferrari N.V.	690,536,690
	JAPAN — 4.2%
11,000,800	Advantest Corp.	307,778,003
1,018,719	Keyence Corp.	378,338,494
		686,116,497

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 7.7%
493,879	Adyen N.V.*	$368,464,331
1,090,488	ASM International N.V.	458,260,894
699,846	ASML Holding N.V.	411,971,346
		1,238,696,571
	SWEDEN — 4.3%
19,928,514	Atlas Copco A.B. - A Shares	268,586,959
4,243,885	Evolution A.B.	429,764,440
		698,351,399
	SWITZERLAND — 8.6%
444,850	Lonza Group A.G.	206,825,606
242,924	Mettler-Toledo International, Inc.*	269,176,797
3,898,730	Nestle S.A.	441,833,352
1,816,420	Sika A.G.	462,538,237
		1,380,373,992
	UNITED KINGDOM — 12.8%
3,601,020	AstraZeneca PLC	487,780,918
36,026,106	BAE Systems PLC	438,590,148
12,815,816	Compass Group PLC	312,733,431
2,920,430	Ferguson PLC	483,353,257
935,616	Linde PLC	348,376,618
		2,070,834,372
	UNITED STATES — 1.6%
1,004,511	EPAM Systems, Inc.*	256,843,418
	TOTAL COMMON STOCKS
	(Cost $12,408,175,324)	15,293,603,579

Principal Amount
	SHORT TERM MONEY MARKETS — 5.2%
$841,429,312	UMB Bank Demand Deposit, 5.18%[1]	841,429,312
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $841,429,312)	841,429,312
	TOTAL INVESTMENTS — 100.0%
	(Cost $13,249,604,636)	16,135,032,891
	Liabilities in Excess of Other Assets — (0.0)%	(2,281,000)
	TOTAL NET ASSETS — 100.0%	$16,132,751,891

ADR – American Depository Receipt
PLC – Public Limited Company

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.